Paycheck Protection Program Loan - Additional Information (Details) - Paycheck Protection Program [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jul. 14, 2022	Feb. 24, 2021
Paycheck Protection Program Loan [Line Items]
Receive Amount On Loan Proceeds			$ 1.1
Amount For Forgiveness Of PPP Loan And Accrued Interest		$ 1.1
Amount Of Gain On Forgiveness For PPP Loan	$ 1.1